SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2014	Jul. 31, 2013	Oct. 31, 2013	Oct. 31, 2012	Oct. 31, 2013 Convertible Debenture [Member]	Oct. 31, 2012 Convertible Debenture [Member]	Jul. 31, 2014 Warrant [Member]	Jul. 31, 2013 Warrant [Member]	Jul. 31, 2014 Warrant [Member]	Jul. 31, 2013 Warrant [Member]	Oct. 31, 2013 Warrant [Member]	Oct. 31, 2012 Warrant [Member]	Jun. 30, 2011 AUO License Agreement [Member]	Oct. 31, 2013 AUO License Agreement [Member]	Oct. 31, 2013 Stock Options Granted To Employees And Directors [Member] Employee Stock Option [Member]	Jul. 31, 2014 Stock Options Granted To Employees And Directors [Member]	Jul. 31, 2013 Stock Options Granted To Employees And Directors [Member]	Jul. 31, 2014 Stock Options Granted To Employees And Directors [Member]	Jul. 31, 2013 Stock Options Granted To Employees And Directors [Member]	Oct. 31, 2013 Stock Options Granted To Employees And Directors [Member]	Oct. 31, 2012 Stock Options Granted To Employees And Directors [Member]	Oct. 31, 2013 Stock Award Granted To Employees And Consultants [Member] Employee Stock Option [Member]	Jul. 31, 2014 Stock Award Granted To Employees And Consultants [Member]	Jul. 31, 2013 Stock Award Granted To Employees And Consultants [Member]	Jul. 31, 2014 Stock Award Granted To Employees And Consultants [Member]	Jul. 31, 2013 Stock Award Granted To Employees And Consultants [Member]	Oct. 31, 2013 Stock Award Granted To Employees And Consultants [Member]	Oct. 31, 2012 Stock Award Granted To Employees And Consultants [Member]	Oct. 31, 2013 Employee Stock Option [Member]	Oct. 31, 2012 Employee Stock Option [Member]	Oct. 31, 2013 Awards of Options with 10-Year Terms [Member]	Oct. 31, 2012 Awards of Options with 10-Year Terms [Member]	Oct. 31, 2013 Awards of Options with 5-Year Terms [Member]	Oct. 31, 2012 Awards of Options with 5-Year Terms [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
License and Services Revenue		$ 1,187,320	$ 0	$ 1,187,320	$ 0	$ 0	$ 940,010									$ 2,400,000	$ 3,000,000
License Agreement, Aggregate License Fee																	10,000,000
License Agreement, Contingent License Fee, Receivable																	7,000,000
Deferred Revenue, Current						1,187,320	1,187,320										1,187,000
Fair Value Assumptions, Expected Dividend Rate				0.00%		0.00%
Short-term Investments		2,550,000		2,550,000			500,000
Employee Stock Ownership Plan (ESOP), Number of Allocated Shares (in Shares)							1,840,000
Employee Stock Ownership Plan (ESOP), Weighted Average Purchase Price of Shares Purchased (in Dollars per share)							$ 0.145
Employee Stock Ownership Plan (ESOP), Compensation Expense							85,000
Share-based Compensation				1,562,350	2,118,424	2,693,121	614,914																2,693,000	615,000						1,105,000	110,000
Amortization Related To Compensation Cost																			496,000	1,014,000	1,089,000	1,816,000	2,314,000	7,000		(107,000)	147,000	736,000	574,000	1,105,000	7,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized																								1,705,000						849,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition																		1 year			1 year 292 days		1 year 292 days					1 year 109 days
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options																		$ 647,000	$ 2,767,000		$ 2,767,000				$ 522,000	$ 427,000	$ 1,223,000	$ 427,000	$ 1,223,000
Property, Plant and Equipment, Useful Life																									2 years 109 days					1 year 328 days
Share Based Compensation Arrangement By Share Based Payment Award, Award Vesting Period, Description																																		The stock options we granted during the year ended October 31, 2013 consisted of awards of options with 5-year terms, which vest over one year and options with 10-year terms which vest in three annual installments commencing on the date of grant or over a nine month period.	over periods up to three years or upon achievement of a cash milestone or stock price targets
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	36 months					3 months																														1 year	1 year
Tax Credit Carryforward, Expiration Date Range						between 2014 and 2028																												three annual installments commencing on the date of grant or over a nine month period
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)								9,604,820	8,152,170	9,878,759	9,878,759	25,923,281	25,923,281	9,878,759	7,500,000																	63,122,845	60,670,045